Acquisitions and disposals- Acquisitions (Details) - May 05, 2021 - Wento [member] - REN (member) € in Millions, $ in Millions	USD ($)	EUR (€)	USD ($)
Acquisitions [line items]
Percentage of share acquired		100.00%	100.00%
Cash consideration		€ 98	$ 117
Acquired receivable			3
Increase in intangible assets			46
Goodwill	$ 59
Increase in deferred tax liabilities			$ 9
Increase in other net assets	$ 21